S000077139 [Member] Investment Strategy - Putnam Emerging Markets ex-China ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of emerging market companies of any size that the Investment Manager, as defined below, believes have favorable investment potential. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Value stocks are issued by companies that the Investment Manager believes are currently undervalued by the market. If the Investment Manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise.
Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities of emerging market companies excluding companies domiciled, or whose stock is listed for trading on an exchange, in China, as well as companies domiciled in Hong Kong. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders. Emerging markets include countries in the MSCI Emerging Market ex‑China Index or that the Investment Manager considers to be emerging markets based on its evaluation of their level of economic development or the size and experience of their securities markets. Putnam Management invests significantly in small and mid‑size companies. In evaluating potential investments, the Investment Manager seeks high-quality companies with mispriced earnings growth that can potentially deliver excess return over the fund’s benchmark. The Investment Manager focuses on companies that it believes to have a durable competitive advantage, strong balance sheets and a potential for above-average profitability. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, including the information technology and financials sectors.
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.